PENSION AND OTHER POSTRETIREMENT BENEFITS	12 Months Ended
Jan. 02, 2016
PENSION AND OTHER POSTRETIREMENT BENEFITS.
PENSION AND OTHER POSTRETIREMENT BENEFITS

NOTE 6. PENSION AND OTHER POSTRETIREMENT BENEFITS

Defined Benefit Plans

        We sponsor a number of defined benefit plans, the accrual of benefits under some of which has been frozen, covering eligible employees in the U.S. and certain other countries. Benefits payable to an employee are based primarily on years of service and the employee's compensation during the course of his or her employment with us.

        We are also obligated to pay unfunded termination indemnity benefits to certain employees outside of the U.S., which are subject to applicable agreements, laws and regulations. We have not incurred significant costs related to these benefits, and therefore, no related costs are included in the disclosures below.

        In December 2015, we offered eligible former employees who are vested participants in our Avery Dennison Pension Plan ("ADPP") the opportunity to receive their benefits immediately as either a lump-sum payment or an annuity, rather than waiting until they are retirement eligible under the terms of the plan. Payments associated with this offer are expected to be made out of existing plan assets during the first half of 2016. No additional contributions to the plan are required to complete the offering.

        Employees who participated in the ADPP, between December 1, 1986 and November 30, 1997, may also have had a benefit in a Stock Holding and Retirement Enhancement Account ("SHARE Account") associated with our defined contribution plan. The ADPP is a floor offset plan that coordinated the amount of projected benefit obligation to an eligible participant with his or her SHARE Account such that the total benefit payable to an eligible participant would equal the greater of the value of the participant's benefit from the ADPP or the value of the participant's SHARE Account. Lower than expected asset returns on the participant balances in the SHARE Account could have increased the projected benefit obligation under the ADPP. In the fourth quarter of 2013, we amended our plan documents to require participants to make an early election either to (a) receive their assets in the SHARE Account as a distribution, in which case their retirement benefit under the ADPP would be offset by the annuity equivalent of these assets, or (b) transfer their SHARE Account assets to the ADPP and receive the full ADPP retirement benefit in annuity form, rather than wait to make such election upon termination of employment. The amendment resulted in an actuarial loss of approximately $20 million to the ADPP in 2013. By October 2014, all participants with a SHARE Account completed their elections and the existing SHARE Accounts were terminated, resulting in our recording an additional actuarial loss of $12 million. These actuarial losses are subject to future amortization.

Plan Assets

        Our investment management of the ADPP assets utilizes a liability driven investment (LDI) strategy. Under an LDI strategy, the assets are invested in a diversified portfolio that is split into two sub-portfolios: a growth portfolio and a liability hedging portfolio. The growth portfolio consists primarily of equity and high-yield fixed income securities. The liability hedging portfolio consists primarily of investment grade fixed income securities and cash, and is intended, over time, to more closely match the liabilities of the plan. The investment objective of the portfolio is to improve the funded status of the plan; as funded status reaches certain trigger points, the portfolio moves to a more conservative asset allocation by increasing the allocation to the liability hedging portfolio. The current target allocation is 51% in the growth portfolio and 49% in the liability hedging portfolio, subject to periodic fluctuations due to market movements. The plan assets are diversified across asset classes, striving to balance risk and return within the limits of prudent risk-taking and Section 404 of the Employee Retirement Income Security Act of 1974, as amended. Because many of the pension liabilities are long-term, the investment horizon is also long-term, but the investment plan must also ensure adequate near-term liquidity to fund benefit payments.

        Assets of our international plans are invested in accordance with locally accepted practices and primarily include equity securities, fixed income securities, insurance contracts and cash. Asset allocations and investments vary by country and plan. Our target plan asset investment allocation for our international plans combined is 39% in equity securities, 49% in fixed income securities and cash, and 12% in insurance contracts and other investments, and is subject to periodic fluctuations in these respective asset classes.

Fair Value Measurements

        The following is a description of the valuation methodologies used for assets measured at fair value:

        Cash is valued at nominal value. Mutual funds are valued at fair value as determined by quoted market prices, based upon the NAV of shares held by the plans at year-end. Pooled funds are structured as collective trusts, are not publicly traded, and are valued by calculating NAV per unit based on the NAV of the underlying funds/trusts as a practical expedient for fair value of the pooled funds. Insurance contracts are valued at book value, which approximates fair value and is calculated using the prior year balance plus or minus investment returns and changes in cash flows.

        The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while we believe the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

        Effective January 2, 2016, we adopted new accounting guidance for investments that are valued based on NAV per share (or its equivalent). As a result of the adoption of this new guidance, certain investments that are measured at fair value using the NAV per share (or its equivalent) as a practical expedient are not required to be classified in the fair value hierarchy. The guidance was required to be applied retrospectively, and accordingly, prior period amounts have been revised to conform to the current period presentation.

        The following table sets forth, by level within the fair value hierarchy (as applicable), U.S. plan assets (all in the ADPP) at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2015
Cash	$–	$–	$–	$–
Pooled funds – liability hedging portfolio (1)	335.9
Pooled funds – growth portfolio (1)	368.9
Other assets (2)	.1

Total U.S. plan assets	$704.9

2014
Cash	$1.3	$1.3	$–	$–
Pooled funds – liability hedging portfolio (1)	371.5
Pooled funds – growth portfolio (1)	406.0
Other assets (2)	.1

Total U.S. plan assets	$778.9

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total U.S. plan assets.

(2)	Includes accrued recoverable taxes.

        The following table sets forth, by level within the fair value hierarchy (as applicable), international plan assets at fair value:

		Fair Value Measurements Using
(In millions)	Total	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)

2015
Cash	$.8	$.8	$–	$–
Insurance contracts	21.4	–	–	21.4
Pooled funds – fixed income securities (1)	275.7
Pooled funds – equity securities (1)	218.1
Pooled funds – other investments (1)	36.1

Total international plan assets at fair value	$552.1

2014
Cash	$.6	$.6	$–	$–
Mutual funds	.3	.3	–	–
Insurance contracts	24.6	–	–	24.6
Pooled funds – fixed income securities (1)	328.4
Pooled funds – equity securities (1)	230.7
Pooled funds – other investments (1)	33.5

Total international plan assets at fair value	$618.1

(1)

Pooled funds that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to reconcile to total international plan assets.

        The following table presents a reconciliation of Level 3 international plan assets held during the year ended January 2, 2016:

Level 3 Assets
(In millions)	Insurance Contracts

Balance at January 3, 2015	$24.6
Net realized and unrealized gain	.4
Purchases	2.3
Settlements	(4.6)
Impact of changes in foreign currency exchange rates	(1.3)

Balance at January 2, 2016	$21.4

Postretirement Health Benefits

        We provide postretirement health benefits to certain U.S. retired employees up to the age of 65 under a cost-sharing arrangement and provide supplemental Medicare benefits to certain U.S. retirees over the age of 65. Our policy is to fund the cost of the postretirement benefits from operating cash flows. While we have not expressed any intent to terminate postretirement health benefits, we may do so at any time, subject to applicable laws and regulations.

Plan Assumptions

Discount Rate

        In consultation with our actuaries, we annually review and determine the discount rates to be used in connection with valuing our postretirement obligations. The assumed discount rate for each pension plan reflects market rates for high quality corporate bonds currently available. In the U.S., our discount rate is determined by evaluating yield curves consisting of large populations of high quality corporate bonds. The projected pension benefit payment streams are then matched with the bond portfolios to determine a rate that reflects the liability duration unique to our plans.

Long-term Return on Assets

        We determine the long-term rate of return assumption for plan assets by reviewing the historical and expected returns of both the equity and fixed income markets, taking into account our asset allocation, the correlation between returns in our asset classes, and the mix of active and passive investments. Additionally, current market conditions, including interest rates, are evaluated and market data is reviewed for reasonableness and appropriateness.

Healthcare Cost Trend Rate

        Our practice is to fund the cost of postretirement benefits from operating cash flows. For measurement purposes, a 6% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2016. This rate is expected to decrease to approximately 5% by 2018.

        A one-percentage-point change in assumed health care cost trend rates would have the following effects:

(In millions)	One-percentage-point Increase	One-percentage-point Decrease

Effect on total of service and interest cost components	$.01	$(.01)
Effect on postretirement benefit obligations	.4	(.3)

Plan Balance Sheet Reconciliations

        The following table provides a reconciliation of benefit obligations, plan assets, funded status of the plans and accumulated other comprehensive loss for our defined benefit plans:

Plan Benefit Obligations

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in projected benefit obligations
Projected benefit obligations at beginning of year	$1,161.1	$737.1	$1,004.8	$642.8	$8.0	$9.1
Service cost	.4	13.8	.4	12.9	–	–
Interest cost	45.8	17.3	47.9	23.8	.2	.3
Participant contribution	–	3.1	–	4.0	.8	1.1
Amendments (1)	–	(.7)	–	(7.2)	–	–
Actuarial (gain) loss	(58.3)	(1.4)	145.6	166.1	(1.4)	.3
Plan transfers (2)	–	2.5	21.4	–	–	–
Benefits paid	(60.1)	(19.0)	(59.0)	(22.3)	(1.7)	(2.8)
Curtailments	–	(2.7)	–	(7.6)	–	–
Settlements	–	(13.3)	–	(2.2)	–	–
Foreign currency translation	–	(62.0)	–	(73.2)	–	–

Projected benefit obligations at end of year	$1,088.9	$674.7	$1,161.1	$737.1	$5.9	$8.0

Accumulated benefit obligations at end of year	$1,088.9	$625.4	$1,161.1	$693.9

(1)	Amendments to international plans in 2014 related to our plans in the Netherlands, U.K. and France.
(2)	Plan transfers in 2014 for the U.S. plans represented transfers from participant SHARE Accounts.

Plan Assets

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Change in plan assets
Plan assets at beginning of year	$778.9	$618.1	$747.4	$566.6	$–	$–
Actual return on plan assets	(28.3)	(7.4)	52.9	117.9	–	–
Plan transfers (1)	–	(.3)	21.4	–	–	–
Employer contributions	14.4	14.3	16.2	16.0	.9	1.7
Participant contributions	–	3.1	–	4.0	.8	1.1
Benefits paid	(60.1)	(19.0)	(59.0)	(22.3)	(1.7)	(2.8)
Settlements	–	(4.6)	–	(2.2)	–	–
Foreign currency translation	–	(52.1)	–	(61.9)	–	–

Plan assets at end of year	$704.9	$552.1	$778.9	$618.1	$–	$–

(1)	Plan transfers in 2014 for the U.S. plans represented transfers from participant SHARE Accounts.

Funded Status

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Funded status of the plans
Other assets	$–	$–	$–	$20.0	$–	$–
Other accrued liabilities	(13.4)	(2.2)	(14.4)	(2.5)	(1.2)	(1.6)
Long-term retirement benefits and other liabilities (1)	(370.6)	(120.4)	(367.8)	(136.5)	(4.7)	(6.4)

Plan assets less than benefit obligations	$(384.0)	$(122.6)	$(382.2)	$(119.0)	$(5.9)	$(8.0)

(1)	Per our funding strategy, we have the option to fund certain of these liabilities with proceeds from our corporate-owned life insurance policies.

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Weighted-average assumptions used to determine year-end benefit obligations
Discount rate	4.55%	2.95%	4.00%	2.54%	4.85%	3.88%	4.13%	3.50%	3.45%
Compensation rate increase	–	2.21	–	2.22	–	2.24	–	–	–

        For U.S. and international plans combined, the projected benefit obligations and fair value of plan assets for pension plans with projected benefit obligations in excess of plan assets were $1.77 billion and $1.26 billion, respectively, at year-end 2015 and $1.53 billion and $997.5 million, respectively, at year-end 2014.

        For U.S. and international plans combined, the accumulated benefit obligations and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $1.38 billion and $910.9 million, respectively, at year-end 2015 and $1.49 billion and $997.3 million, respectively, at year-end 2014.

Accumulated Other Comprehensive Loss

        The following table sets forth the pre-tax amounts recognized in "Accumulated other comprehensive loss" in the Consolidated Balance Sheets:

	Pension Benefits				U.S. Postretirement Health Benefits
	2015		2014		2015	2014
(In millions)	U.S.	Int'l	U.S.	Int'l

Net actuarial loss	$585.5	$171.9	$584.4	$174.8	$20.4	$24.1
Prior service cost (credit)	18.7	(4.9)	19.9	(5.3)	(19.6)	(22.9)
Net transition obligation	–	.3	–	.4	–	–

Net amount recognized in accumulated other comprehensive loss	$604.2	$167.3	$604.3	$169.9	$.8	$1.2

        The following table sets forth the pre-tax amounts, including those of discontinued operations, recognized in "Other comprehensive loss (income)":

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Net actuarial loss (gain)	$21.1	$11.3	$135.6	$51.3	$(101.8)	$6.1	$(1.4)	$.3	$(.9)
Prior service (credit) cost	–	(.7)	–	(7.3)	19.9	–	–	–	–
Amortization of unrecognized:
Net actuarial loss	(20.0)	(9.4)	(16.2)	(5.2)	(19.5)	(8.2)	(2.2)	(2.8)	(2.5)
Prior service (cost) credit	(1.2)	.3	(1.2)	(.4)	(.3)	(.5)	3.3	3.3	4.1
Net transition asset	–	–	–	–	–	.1	–	–	–
Curtailments	–	.2	–	(.6)	(.9)	1.5	–	–	13.1
Settlements	–	(4.3)	(.6)	(.4)	–	(1.2)	–	–	–

Net amount recognized in other comprehensive (income) loss	$(.1)	$(2.6)	$117.6	$37.4	$(102.6)	$(2.2)	$(.3)	$.8	$13.8

Plan Income Statement Reconciliations

        The following table sets forth the components of net periodic benefit cost, which are recorded in income from continuing operations, for our defined benefit plans:

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
(In millions)	U.S.	Int'l	U.S.	Int'l	U.S	Int'l

Service cost	$.4	$13.8	$.4	$12.9	$.4	$13.0	$–	$–	$–
Interest cost	45.8	17.3	47.9	23.8	42.8	23.3	.3	.3	.3
Actuarial loss (gain)	.4	–	4.0	–	(3.8)	–	–	–	–
Expected return on plan assets	(51.5)	(21.5)	(51.9)	(26.0)	(48.1)	(22.6)	–	–	–
Amortization of actuarial loss	20.0	9.4	16.2	5.2	19.5	6.3	2.2	2.8	2.5
Amortization of prior service cost (credit)	1.2	(.3)	1.2	.4	.3	.5	(3.3)	(3.3)	(4.1)
Amortization of transition asset	–	–	–	–	–	(.1)	–	–	–
Recognized (gain) loss on curtailments (1)	–	(.2)	–	.6	–	(1.5)	–	–	–
Recognized loss on settlements (2)	–	4.3	.6	.4	–	.5	–	–	–

Net periodic benefit cost (credit)	$16.3	$22.8	$18.4	$17.3	$11.1	$19.4	$(.8)	$(.2)	$(1.3)

(1)

Recognized gain on curtailment in 2015 and loss on curtailment in 2014 related to a pension plan in the Netherlands. Recognized gain on curtailment in 2013 related to a pension plan in Taiwan. These amounts were recorded in "Other expense, net" in the Consolidated Statements of Income.

(2)

Recognized loss on settlement related to pension plans in Germany and France as a result of the sale of a product line in our RBIS reportable segment in 2015, and settlement events in Switzerland in 2015 and 2014. The losses on settlements were recorded in "Other expense, net" in Consolidated Statements of Income.

        In 2013, in connection with the sale of our former OCP and DES businesses, we recognized a curtailment gain of $13.1 million associated with our U.S. postretirement health benefit plan, partially offset by curtailment and settlement losses of $10.4 million associated with certain U.S. pension plans. The net gain of $2.7 million was recorded in "Income (loss) from discontinued operations, net of tax" in the Consolidated Statements of Income. Refer to Note 2, "Discontinued Operations, Sale of Product Line, and Sale of Assets," for more information on the sale.

        The following table sets forth the weighted-average assumptions used to determine net periodic cost:

	Pension Benefits						U.S. Postretirement Health Benefits
	2015		2014		2013		2015	2014	2013
	U.S.	Int'l	U.S.	Int'l	U.S.	Int'l

Discount rate	4.00%	2.54%	4.85%	3.88%	4.00%	3.94%	3.50%	3.45%	2.85%
Expected return on assets	7.50	4.27	7.75	4.82	8.00	4.78	–	–	–
Compensation rate increase	–	2.22	–	2.24	–	2.24	–	–	–

Plan Contributions

        We make contributions to our defined benefit plans sufficient to meet the minimum funding requirements of applicable laws and regulations, plus additional amounts, if any, we determine to be appropriate. The following table sets forth expected contributions during 2016:

(In millions)

U.S.	$3.7
Int'l	13.6
U.S. postretirement health benefits	1.2

Future Benefit Payments

        Anticipated future benefit payments, which reflect expected service periods for eligible participants, were as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

2016	$60.4	$17.3	$1.2
2017	62.6	16.8	.8
2018	81.8	18.1	.6
2019	60.6	18.8	.5
2020	61.0	19.3	.4
2021 - 2024	319.5	114.5	1.5

Estimated Amortization Amounts in Accumulated Other Comprehensive Loss

        Our estimates of fiscal year 2016 amortization of amounts included in "Accumulated other comprehensive loss" were as follows:

	Pension Benefits		U.S. Postretirement Health Benefits
(In millions)	U.S.	Int'l

Net actuarial loss	$17.3	$7.1	$1.9
Prior service cost (credit)	1.2	(.3)	(3.3)
Net transition obligation	–	.1	–

Net loss (gain) to be recognized	$18.5	$6.9	$(1.4)

Defined Contribution Plans

        We sponsor various defined contribution plans worldwide, the largest of which is the Avery Dennison Corporation Employee Savings Plan ("Savings Plan"), a 401(k) plan for our U.S. employees.

        We recognized expense from continuing operations of $20.2 million, $19.4 million, and $21 million in 2015, 2014, and 2013, respectively, related to our employer contributions and employer match of participant contributions to the Savings Plan.

Other Retirement Plans

        We have deferred compensation plans which permit eligible employees and directors to defer a portion of their compensation. The compensation voluntarily deferred by the participant, together with certain employer contributions, earns specified and variable rates of return. As of year-end 2015 and 2014, we had accrued $77.9 million and $86 million, respectively, for our obligations under these plans. As of year-end 2015 and 2014, our deferred compensation obligations were secured by standby letters of credit of $1 million and $2.5 million, respectively. A portion of the interest on certain of our contributions may be forfeited by participants if their employment terminates before age 55 other than by reason of death or disability.

        Our Directors Deferred Equity Compensation Plan allows our non-employee directors to elect to receive their cash compensation in deferred stock units ("DSUs") issued under our stock option and incentive plan. Dividend equivalents, representing the value of dividends per share paid on shares of our common stock and calculated with reference to the number of DSUs held as of a quarterly dividend record date, are credited in the form of additional DSUs on the applicable payable date. A director's DSUs are converted into shares of our common stock upon his or her resignation or retirement. Approximately .1 million DSUs were outstanding as of year-end 2015 and 2014, with an aggregate value of $8 million and $6.1 million, respectively.

        We hold corporate-owned life insurance policies, the proceeds from which are payable to us upon the death of covered participants. The cash surrender values of these policies, net of outstanding loans, included in "Other assets" in the Consolidated Balance Sheets, were $227.1 million and $226.9 million at year-end 2015 and 2014, respectively.